Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	Feb. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock value	$ 164,500	$ 1	$ 1
Reverse stock split	1-for-4
Business acquisition, exchange ratio	0.2951%